Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Required Tabular Disclosure of Pay Versus Performance

The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for Non-PEO Named Executive Officers" have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Executive Compensation” section above.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid for Non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net Income (Loss)
2025	4,310,624	11,841,327	1,184,629	2,083,905	$264.04	$(153,494,000)
2024	4,149,858	1,943,517	1,231,158	913,979	$120.07	$(126,874,000)
2023	4,639,590	6,316,189	1,434,365	1,958,801	$169.11	$(102,244,000)

PEO Total Compensation Amount	$ 4,310,624	$ 4,149,858	$ 4,639,590
PEO Actually Paid Compensation Amount	$ 11,841,327	1,943,517	6,316,189
Adjustment To PEO Compensation, Footnote
(1)	Elizabeth Barrett, our President and Chief Executive Officer, was our PEO for each year reported
(2)	The non-PEO named executive officers, for each year reported were as follows:
2025: Mark Schoenberg, our Chief Medical Officer; and Jason Smith, our General Counsel and Chief Compliance Officer
2024: Chris Degnan, our Chief Financial Officer; Jason Smith, our General Counsel and Chief Compliance Officer; and Don Kim, our former Chief Financial Officer
2023: Mark Schoenberg, our Chief Medical Officer; and Jason Smith, our General Counsel and Chief Compliance Officer
(3)

For fiscal year 2025, the Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO named executive officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	Adjustments to Determine Compensation Actually Paid for PEO	Adjustments to Determine Compensation Actually Paid for Non-PEO Named Executive Officers
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(2,122,211)	(660,600)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT	-	-
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	4,514,275	1,405,200
Increase for Fair Value of Awards Granted during year that Vest during year	-	-
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	5,144,729	809,218
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	23,910	244,734
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-
Increase based upon Incremental Fair Value of Awards Modified during year	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	-	-
Total Adjustments	7,530,704	1,798,552

For fiscal year 2024, the Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO named executive officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	Adjustments to Determine Compensation Actually Paid for PEO	Adjustments to Determine Compensation Actually Paid for Non-PEO Named Executive Officers
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(2,751,111)	(1,071,230)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT	-	(695,294)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	1,866,200	1,267,052
Increase for Fair Value of Awards Granted during year that Vest during year	-	-
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	(1,401,192)	(459,291)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	79,762	7,227
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-
Increase based upon Incremental Fair Value of Awards Modified during year	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	-	-
Total Adjustments	(2,206,341)	(951,536)

For fiscal year 2023, the Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO named executive officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	Adjustments to Determine Compensation Actually Paid for PEO	Adjustments to Determine Compensation Actually Paid for Non-PEO Named Executive Officers
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(2,464,250)	(896,250)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT	(836,533)	(468,459)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	3,982,234	1,885,051
Increase for Fair Value of Awards Granted during year that Vest during year	-	-
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	859,009	286,886
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	136,140	241,644
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-
Increase based upon Incremental Fair Value of Awards Modified during year	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	-	-
Total Adjustments	1,676,600	1,048,873

(4)

Total shareholder return (“TSR”) is calculated as the difference between the Company’s share price at the beginning and the end of the measurement period, divided by the Company’s share price at the beginning of the measurement period.

Non-PEO NEO Average Total Compensation Amount	$ 1,184,629	1,231,158	1,434,365
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,083,905	913,979	1,958,801
Adjustment to Non-PEO NEO Compensation Footnote
(1)	Elizabeth Barrett, our President and Chief Executive Officer, was our PEO for each year reported
(2)	The non-PEO named executive officers, for each year reported were as follows:
2025: Mark Schoenberg, our Chief Medical Officer; and Jason Smith, our General Counsel and Chief Compliance Officer
2024: Chris Degnan, our Chief Financial Officer; Jason Smith, our General Counsel and Chief Compliance Officer; and Don Kim, our former Chief Financial Officer
2023: Mark Schoenberg, our Chief Medical Officer; and Jason Smith, our General Counsel and Chief Compliance Officer
(3)

For fiscal year 2025, the Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO named executive officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	Adjustments to Determine Compensation Actually Paid for PEO	Adjustments to Determine Compensation Actually Paid for Non-PEO Named Executive Officers
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(2,122,211)	(660,600)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT	-	-
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	4,514,275	1,405,200
Increase for Fair Value of Awards Granted during year that Vest during year	-	-
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	5,144,729	809,218
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	23,910	244,734
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-
Increase based upon Incremental Fair Value of Awards Modified during year	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	-	-
Total Adjustments	7,530,704	1,798,552

For fiscal year 2024, the Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO named executive officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	Adjustments to Determine Compensation Actually Paid for PEO	Adjustments to Determine Compensation Actually Paid for Non-PEO Named Executive Officers
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(2,751,111)	(1,071,230)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT	-	(695,294)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	1,866,200	1,267,052
Increase for Fair Value of Awards Granted during year that Vest during year	-	-
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	(1,401,192)	(459,291)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	79,762	7,227
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-
Increase based upon Incremental Fair Value of Awards Modified during year	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	-	-
Total Adjustments	(2,206,341)	(951,536)

For fiscal year 2023, the Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO named executive officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	Adjustments to Determine Compensation Actually Paid for PEO	Adjustments to Determine Compensation Actually Paid for Non-PEO Named Executive Officers
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(2,464,250)	(896,250)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT	(836,533)	(468,459)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	3,982,234	1,885,051
Increase for Fair Value of Awards Granted during year that Vest during year	-	-
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	859,009	286,886
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	136,140	241,644
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-
Increase based upon Incremental Fair Value of Awards Modified during year	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	-	-
Total Adjustments	1,676,600	1,048,873

(4)

Total shareholder return (“TSR”) is calculated as the difference between the Company’s share price at the beginning and the end of the measurement period, divided by the Company’s share price at the beginning of the measurement period.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Company Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO named executive officers, and the Company’s TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO named executive officers, and our net loss during the three most recently completed fiscal years.

The information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Amount	$ 264.04	120.07	169.11
Net Income (Loss)	(153,494,000)	(126,874,000)	(102,244,000)
PEO Name				Elizabeth Barrett
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,530,704	(2,206,341)	1,676,600
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,514,275	1,866,200	3,982,234
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,144,729	(1,401,192)	859,009
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,910	79,762	136,140
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Deduction for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,122,211)	(2,751,111)	(2,464,250)
PEO | Deduction for Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(836,533)
PEO | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,798,552	(951,536)	1,048,873
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,405,200	1,267,052	1,885,051
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	809,218	(459,291)	286,886
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	244,734	7,227	241,644
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(660,600)	(1,071,230)	(896,250)
Non-PEO NEO | Deduction for Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(695,294)	(468,459)
Non-PEO NEO | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0